Contingent liabilities, contractual commitments and guarantees - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 97,717	$ 97,723
Associates
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 53,100	$ 46,700